Revenue Recognition	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue Recognition
Revenue Recognition

Note 4 — Revenue Recognition

Disaggregation of Revenue

The significant majority of the Company’s revenue is derived from contracts with customers related to the sales of vehicles. In the following tables, revenue is disaggregated by major lines of goods and services and timing of transfer of goods and services. The Company has determined that these categories depict how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors.

The tables below include disaggregated revenue under ASC 606 (Revenue from Contracts with Customers):

	Three Months Ended March 31, 2021
		Fleet
	Vehicle Sales	Management	Total
Retail vehicle sales	$50,383	$—	$50,383
Wholesale vehicle sales	4,568	—	4,568
Finance and insurance, net	1,554	—	1,554
Lease income, net	—	107	107
Total Revenues	$56,505	$107	$56,612

	Three Months Ended March 31, 2020
		Fleet
	Vehicle Sales	Management	Total
Retail vehicle sales	$21,042	$—	$21,042
Wholesale vehicle sales	3,311	—	3,311
Finance and insurance, net	892	—	892
Lease income, net	—	145	145
Total Revenues	$25,245	$145	$25,390

The following table summarizes revenues and cost of sales for retail and wholesale vehicle sales for the three months ended March 31, 2021 and 2020:

	2021	2020
Retail vehicles:
Retail vehicle sales	$50,383	$21,042
Retail vehicle cost of sales	48,917	19,555
Gross Profit – Retail Vehicles	$1,466	$1,487
Wholesale vehicles:
Wholesale vehicle sales	$4,568	$3,311
Wholesale vehicle cost of sales	5,687	3,363
Gross Profit – Wholesale Vehicles	$(1,119)	$(52)

Retail Vehicle Sales

The Company sells used vehicles to retail customers through its 11 retail hub locations. The transaction price for used vehicles is a fixed amount as set forth in the customer contract, and the revenue recognized by the Company is inclusive of the agreed upon transaction price and any service fees. Customers frequently trade-in their existing vehicle to apply toward the transaction price of a used vehicle. Trade-in vehicles represent noncash consideration, which the Company measures at estimated fair value of the vehicle received on the trade. The Company satisfies its performance obligation and recognizes revenue for used vehicle sales at a point in time when the title to the vehicle passes to the customer, at which point the customer controls the vehicle.

The Company receives payment for used vehicle sales directly from the customer at the time of sale or from third-party financial institutions within a short period of time following the sale if the customer obtains financing.

The Company’s exchange policy allows customers to initiate an exchange of a vehicle during the first three days or 500 miles after delivery, whichever comes first. An exchange reserve is immaterial based on the Company’s historical activity.

Wholesale Vehicle Sales

The Company sells wholesale vehicles primarily through auction as wholesale vehicles often do not meet the Company’s standards for retail vehicle sales. The Company satisfies its performance obligation and recognizes revenue for wholesale vehicle sales when the vehicle is sold at auction or directly to a wholesaler and title to the vehicle passes to the customer.

Finance and Insurance, net

The Company provides customers with options for financing, insurance and extended warranties. Extended warranties are serviced by a company owned by a major shareholder. All other services are provided by third-party vendors, and the Company has agreements with each of these vendors giving the Company the right to offer such services.

When a customer selects a service from these third-party vendors, the Company earns a commission based on the actual price paid or financed. The Company concluded that it is an agent for these transactions because it does not control the products before they are transferred to the customer. Accordingly, the Company recognizes finance and insurance revenue at the point in time when the customer enters into the contract.

Note 4 — Revenue Recognition

Disaggregation of Revenue

The significant majority of the Company’s revenue is from contracts with customers related to the sales of vehicles. In the following tables, revenue is disaggregated by major lines of goods and services and timing of transfer of goods and services. The Company has determined that these categories depict how the nature, amount, timing, and uncertainty of its revenue and cash flows are affected by economic factors.

The tables below include disaggregated revenue under ASC 606:

	2020
		Fleet
	Vehicle Sales	Management	Total
Retail vehicle sales	$104,253	$—	$104,253
Wholesale vehicle sales	9,984	—	9,984
Finance and insurance, net	3,898	—	3,898
Lease income, net	—	490	490
Total Revenues	$118,135	$490	$118,625

	2019
		Fleet
	Vehicle Sales	Management	Total
Retail vehicle sales	$90,382	$—	$90,382
Wholesale vehicle sales	8,454	—	8,454
Finance and insurance, net	3,117	—	3,117
Lease income, net	—	533	533
Total Revenues	$101,953	$533	$102,486

	2018
		Fleet
	Vehicle Sales	Management	Total
Retail vehicle sales	$53,448	$—	$53,448
Wholesale vehicle sales	3,153	—	3,153
Finance and insurance, net	1,608	—	1,608
Lease income, net	—	142	142
Total Revenues	$58,209	$142	$58,351

The following table summarizes revenues and cost of sales for retail and wholesale vehicle sales for the years ended December 31, 2020, 2019, and 2018:

	2020	2019	2018
Retail vehicles:
Retail vehicle sales	$104,253	$90,382	$53,448
Retail vehicle cost of sales	96,983	84,534	48,523
Gross Profit – Retail Vehicles	$7,270	$5,848	$4,925
Wholesale vehicles:
Wholesale vehicle sales	$9,984	$8,454	$3,153
Wholesale vehicle cost of sales	10,386	9,246	4,185
Gross Profit – Wholesale Vehicles	$(402)	$(792)	$(1,032)

Retail Vehicle Sales

The Company sells used vehicles to retail customers through its several retail hub locations. The transaction price for used vehicles is a fixed amount as set forth in the customer contract, and the revenue recognized by the Company is inclusive of the agreed upon transaction price and any service fees. Customers frequently trade-in their existing vehicle to apply toward the transaction price of a used vehicle. Trade-in vehicles represent noncash consideration that the Company measures at estimated fair value of the vehicle received on trade. The Company satisfies its performance obligation and recognizes revenue for used vehicle sales at a point in time when the title to the vehicle passes to the customer, at which point the customer controls the vehicle.

The Company receives payment for used vehicle sales directly from the customer at the time of sale or from third-party financial institutions within a short period of time following the sale if the customer obtains financing.

The Company’s return policy allows customers to initiate a return during the first three days or 500 miles after delivery, whichever comes first. A return reserve is estimated based on the Company’s historical activity and is recorded in Other liabilities in the consolidated balance sheets.

Wholesale Vehicle Sales

The Company sells wholesale vehicles primarily through auction as wholesale vehicles often do not meet the Company’s standards for retail vehicle sales. The Company satisfies its performance obligation and recognizes revenue for wholesale vehicle sales at a point in time when the vehicle is sold at auction or directly to a wholesaler and title to the vehicle passes to the customer.

Finance and Insurance, net

The Company provides customers with options for financing, insurance, and extended warranties. Extended warranties sold beginning January 1, 2019 are serviced by a company owned by a holder of Series A Preferred Stock. All other services are provided by third-party vendors and the Company has agreements with each of these vendors giving the Company the right to offer such services.

When a customer selects a service from these third-party vendors, the Company earns a commission based on the actual price paid or financed. The Company concluded that it is an agent for these transactions because it does not control the service before they are transferred to the customer. Accordingly, the Company recognizes finance and insurance revenue at the point in time when the customer enters into the contract.